Property, Plant and Equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 591	€ 1,693
Interest costs capitalised	€ 22	26
Number of operating segments | segment	2
Dupixent
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 535	1,592
Dupixent | Manufacturing & Supply
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	366	1,188
Opella | Manufacturing & Supply
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	41	90
Opella
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 56	€ 101